Segmentation of key figures (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,158	$ 12,242	$ 25,852	$ 23,781
Net sales to third parties	13,158	12,242	25,852	23,781
Other revenues	294	252	529	498
Cost of goods sold	(4,477)	(4,258)	(8,832)	(8,363)
Gross profit from continuing operations	8,975	8,236	17,549	15,916
Selling, General and Administration	(4,193)	(3,806)	(8,116)	(7,278)
Research and Development	(2,276)	(2,062)	(4,396)	(4,231)
Other income	543	480	950	925
Other expense	(565)	(568)	(1,056)	(1,130)
Operating income from continuing operations	$ 2,484	$ 2,280	$ 4,931	$ 4,202
Operating income as % of net sales	18.90%	18.60%	19.10%	17.70%
Income from associated companies	$ 5,932	$ 215	$ 6,084	$ 430
Interest expense	(244)	(192)	(468)	(372)
Other financial income and expense	47	12	81	2
Income before taxes from continuing operations	8,219	2,315	10,628	4,262
Taxes	(451)	(336)	(832)	(618)
Net income	7,768	1,979	9,796	3,644
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	8,876	8,084	17,274	15,602
Sales to other segments	177	157	345	331
Net sales to third parties	9,053	8,241	17,619	15,933
Other revenues	285	220	508	437
Cost of goods sold	(2,359)	(2,162)	(4,632)	(4,230)
Gross profit from continuing operations	6,979	6,299	13,495	12,140
Selling, General and Administration	(2,778)	(2,496)	(5,333)	(4,782)
Research and Development	(1,931)	(1,739)	(3,714)	(3,600)
Other income	297	272	508	557
Other expense	(315)	(309)	(569)	(608)
Operating income from continuing operations	$ 2,252	$ 2,027	$ 4,387	$ 3,707
Operating income as % of net sales	25.40%	25.10%	25.40%	23.80%
Income from associated companies		$ (1)		$ (1)
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,463	2,451	$ 4,980	4,881
Sales to other segments	34	35	91	62
Net sales to third parties	2,497	2,486	5,071	4,943
Other revenues	6	9	10	19
Cost of goods sold	(1,404)	(1,415)	(2,802)	(2,805)
Gross profit from continuing operations	1,099	1,080	2,279	2,157
Selling, General and Administration	(593)	(524)	(1,195)	(1,033)
Research and Development	(195)	(195)	(394)	(381)
Other income	127	41	240	51
Other expense	(110)	(72)	(193)	(121)
Operating income from continuing operations	$ 328	$ 330	$ 737	$ 673
Operating income as % of net sales	13.30%	13.50%	14.80%	13.80%
Income from associated companies	$ 4	$ 21	$ 4	$ 22
Alcon
Disclosure of operating segments [line items]
Net sales to third parties	1,819	1,707	3,598	3,298
Sales to other segments		1	3	2
Net sales to third parties	1,819	1,708	3,601	3,300
Other revenues		1		1
Cost of goods sold	(939)	(895)	(1,859)	(1,763)
Gross profit from continuing operations	880	814	1,742	1,538
Selling, General and Administration	(698)	(649)	(1,337)	(1,254)
Research and Development	(150)	(128)	(288)	(250)
Other income	62	7	81	21
Other expense	(29)	(15)	(43)	(28)
Operating income from continuing operations	$ 65	$ 29	$ 155	$ 27
Operating income as % of net sales	3.60%	1.70%	4.30%	0.80%
Corporate
Disclosure of operating segments [line items]
Sales to other segments	$ (211)	$ (193)	$ (439)	$ (395)
Net sales to third parties	(211)	(193)	(439)	(395)
Other revenues	3	22	11	41
Cost of goods sold	225	214	461	435
Gross profit from continuing operations	17	43	33	81
Selling, General and Administration	(124)	(137)	(251)	(209)
Other income	57	160	121	296
Other expense	(111)	(172)	(251)	(373)
Operating income from continuing operations	(161)	(106)	(348)	(205)
Income from associated companies	$ 5,928	$ 195	$ 6,080	$ 409